Short-term Investments	12 Months Ended
Dec. 31, 2023
Short-term Investments [Abstract]
Short-term Investments
5.	Short-term Investments
The following is a summary of short-term investments:

	December 31, 2022	December 31, 2023
	RMB in thousands
Financial products	3,580,792	1,596,512
Investments in publicly traded companies	1,042,660	1,056,553

Total	4,623,452	2,653,065

For the years ended December 31, 2021, 2022 and 2023, the Group recorded investment income of RMB138.3 million, RMB18.2 million and investment loss of RMB187.6 million related to short-term investments on the consolidated statements of operations and comprehensive loss, respectively.